SHARE CAPITAL (Details Narrative)		3 Months Ended		12 Months Ended
	Jan. 13, 2022 CAD ($)	Mar. 31, 2023 CAD ($) shares	Mar. 31, 2022 CAD ($)	Dec. 31, 2022 CAD ($) shares	Dec. 31, 2021 CAD ($) shares	Jan. 03, 2023 shares	Dec. 31, 2022 $ / shares	Jan. 13, 2022 $ / shares shares	Dec. 31, 2021 $ / shares
IfrsStatementLineItems [Line Items]
Number of shares issued		37,892,659				6,727		40,983
Number of shares outstanding		37,892,659
Proceeds from issuing shares | $	$ 122,950
Par value per share | $ / shares								$ 3.00
Stock options granted				895,000
Description of option pricing model, share options granted					The options are exercisable for a period five years from the grant date and are subject to the following vesting schedule: 25% upon listing of the Company’s shares on the Canadian Stock Exchange, 25% on 90 days thereafter, 25% on 180 days thereafter and the remainder on 270 days thereafter
Stock options exercised				290,000
Stock options vested		615,000		612,500
Share-based payment expense | $		$ 2,566	$ 85,432	$ 153,909	$ 550,517
Directors and Officers [Member]
IfrsStatementLineItems [Line Items]
Stock options granted					780,000
Exercise price of stock option | $ / shares									$ 0.82
Director [Member]
IfrsStatementLineItems [Line Items]
Stock options granted				10,000	240,000
Exercise price of stock option | $ / shares							$ 6.20		1.22
Stock options exercised				290,000
Director One [Member]
IfrsStatementLineItems [Line Items]
Stock options granted					115,000
Exercise price of stock option | $ / shares									$ 2.65